Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 101,360,657		$ 74,674,030		$ 64,694,991
Cost of revenues	(67,484,636)		(37,365,807)		(19,976,149)
Gross profit	33,876,021		37,308,223		44,718,842
Selling and marketing expenses	(1,613,853)		(1,092,977)		(1,562,837)
General and administrative expenses	(19,835,553)		(12,410,485)		(16,558,226)
Research and development expenses	(3,070,698)		(2,110,195)		(3,701,796)
Expected credit losses	(862,634)		(897,170)		(12,153,098)
Foreign currency exchange gains (losses), net	(21,018,528)		(27,799,084)		78,178
Fair value measurement of financial instruments, net	(1,039,329)		(59,540,069)		6,050,777
Other gains (losses), net	(103,913)		32,356		187,419
Restructuring costs	0		(432,774)		0
Total operating expenses	(47,544,508)		(104,250,398)		(27,659,583)
Operating income (loss)	(13,668,487)		(66,942,175)		17,059,259
Interest income	3,277,048		1,569,253		770,410
Finance costs	(543,808)		(732,508)		(818,065)
Total non-operating income (expenses)	2,733,240		836,745		(47,655)
Profit (loss) before income tax	(10,935,247)		(66,105,430)		17,011,604
Income tax (expense) benefit	(341,351)		1,310,814		(3,515,990)
Profit (loss)	(11,276,598)		(64,794,616)		13,495,614
Other comprehensive (loss) income
Remeasurement of defined benefit plans	0		(44,804)		89,457
Exchange differences on translation of foreign operations	(1,344,903)		(1,010,518)		584,840
Other comprehensive income (loss), net of tax	(1,344,903)		(1,055,322)		674,297
Total comprehensive income (loss)	$ (12,621,501)		$ (65,849,938)		$ 14,169,911
Earnings (loss) per share
Basic (in dollars per share)	$ (0.51)	[1]	$ (6.13)	[1]	$ 1.92
Diluted (in dollars per share)	$ (0.51)		$ (6.13)		$ 1.64
Weighted average number of shares used in computing earnings (loss) per share
Basic (in shares)	22,250,495	[1]	10,565,835	[1]	7,038,173
Diluted (in shares)	22,250,495		10,565,835		7,558,479

[1]	Warrants, employee stock options and restricted stock units were excluded from the computation of diluted loss per share for the years ended December 31, 2025 and 2024, as they were anti-dilutive. Weighted average potentially dilutive shares considered anti-dilutive and not included in computing diluted loss per share calculation for the years ended December 31, 2025 and 2024 was 254,114 and 11,647, respectively.